Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Consulting Agreement
On December 31, 2013, Robert L. Parker, Jr., our former Executive Chairman, retired as an employee of the Company. Mr. Parker continued to serve as Chairman of the Company’s board of directors until the annual meeting of stockholders held in 2014, at which time Mr. Parker was elected to the board for a three-year term.
In connection with Mr. Parker’s retirement, the Company and Mr. Parker entered into a Retirement and Separation Agreement dated as of November 1, 2013 (the “Retirement Agreement”). Under the terms of the Retirement Agreement, in 2014 Mr. Parker received a cash bonus of $411,188, a cash payment of $1,096,687 pursuant to the 2010 Long-Term Incentive Program of the Company’s Stock Plan, and a severance payment of $2,488,024. The value of benefits provided by the Company to Mr. Parker was $12,876.
In addition, Mr. Parker will be paid $250,000 in each of 2015, 2016 and 2017 in exchange for his agreement to provide additional support to the Company when needed in matters where his historical and industry knowledge, client relationships and related expertise could be of particular benefit to the Company’s interests.
Lease Agreement
Effective January 1, 2012, the Company entered into two separate ranch lease agreements under which the Company agreed to pay a daily usage fee per person for utilization of the Cypress Springs Ranch owned by the Robert L. Parker, Sr. and Catherine M. Parker Family Limited Partnership and the Camp Verde Ranch owned by Robert L. Parker, Jr. During 2012, the Company incurred fees of $39,875 and $1,650 for the Cypress Springs Ranch and Camp Verde Ranch, respectively, pursuant to the ranch lease agreements for the right to utilize the premises of the ranches for the purpose of hosting business meetings. During 2013, the Company incurred fees of $14,281 for the Cypress Springs Ranch. Although both of the lease agreements terminated on December 31, 2013, the Company incurred fees of $15,394 and $3,850 in 2014 for the Cypress Springs Ranch and Camp Verde Ranch, respectively pursuant to the Company's use of the ranches for a business meeting.
Other Related Party Agreements
During 2014 and 2013, one of the Company’s directors held executive positions at Apache Corporation (Apache), including the positions of President and Chief Corporate Officer, Executive Vice President and Chief Financial Officer and Chief Corporate Officer, until retiring on March 31, 2014. During 2014 and 2013, affiliates of Apache paid affiliates of the Company a total of $34.0 million and $40.8 million, respectively, for performance of drilling services and provision of rental tools. Also during 2013, one of our directors served on the board of directors of Gardner Denver, Inc. (GD). During 2013, affiliates of the Company paid affiliates of GD $0.2 million for goods and services provided to the Company. This information is considered and discussed annually in connection with the Board of Directors’ assessment of facts and circumstances that could preclude a determination that such director is independent under the New York Stock Exchange governance listing standards.
We also paid a monthly rental fee to Mr. Robert L. Parker Sr. for various pieces of artwork which were displayed throughout our corporate office. This agreement was terminated as of June 30, 2014. We paid Mr. Parker $15,000 for the year ended December 31, 2014 and $36,000 for each of the years ended December 31, 2013 and 2012 for the artwork rental.